Annual Total Returns[BarChart] - AST MFS Growth Allocation Portfolio - No Share Class	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.91%	5.14%	(1.24%)	4.32%	16.49%	(8.27%)	22.76%	9.87%